CONSOLIDATED FINANCIAL STATEMENT DETAILS - Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Balance at beginning of the period	$ 7,963.2
Balance at end of the period	7,968.6	$ 7,963.2
Assets under construction	626.3	831.1
Assets not being depreciated	2,682.0	2,982.5
Right-of-use assets for lease arrangements entered	1.9	7.9
Depreciation for leased right-of-use assets	12.6	14.3
Right of use assets	$ 21.0	$ 31.7
Capitalized interest, weighted average borrowing rate	6.26%	6.56%
Great Bear Resources Ltd.
Property, plant and equipment
Significant pre-development properties	$ 1,564.4	$ 1,492.0
Cost
Property, plant and equipment
Balance at beginning of the period	20,484.0	19,140.7
Additions	1,160.0	1,233.1
Capitalized interest	88.2	108.9
Disposals	(98.9)	(117.9)
Change in reclamation and remediation obligations	53.1	102.3
Transfers and other	(0.3)	16.9
Balance at end of the period	21,686.1	20,484.0
Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance at beginning of the period	(12,520.8)	(11,399.3)
Impairment reversal	74.1
Disposals	91.6	102.7
Depreciation, depletion and amortization	(1,362.4)	(1,224.2)
Balance at end of the period	(13,717.5)	(12,520.8)
Land, plant and equipment
Property, plant and equipment
Balance at beginning of the period	3,486.5
Balance at end of the period	3,383.5	3,486.5
Assets under construction	276.3	542.0
Assets not being depreciated	543.2	806.6
Land, plant and equipment | Cost
Property, plant and equipment
Balance at beginning of the period	10,138.6	9,515.2
Additions	442.2	677.5
Capitalized interest	13.5	23.3
Disposals	(64.7)	(110.2)
Transfers and other	51.9	32.8
Balance at end of the period	10,581.5	10,138.6
Land, plant and equipment | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance at beginning of the period	(6,652.1)	(6,165.5)
Impairment reversal	57.4
Disposals	55.2	102.7
Depreciation, depletion and amortization	(658.5)	(589.3)
Balance at end of the period	(7,198.0)	(6,652.1)
Development and operating properties
Property, plant and equipment
Balance at beginning of the period	2,984.7
Balance at end of the period	3,014.9	2,984.7
Assets under construction	305.9	267.4
Assets not being depreciated	568.6	683.9
Development and operating properties | Cost
Property, plant and equipment
Balance at beginning of the period	8,853.4	8,222.6
Additions	695.2	532.7
Capitalized interest	19.1	19.4
Disposals	(34.2)	(7.7)
Change in reclamation and remediation obligations	53.1	102.3
Transfers and other	(52.2)	(15.9)
Balance at end of the period	9,534.4	8,853.4
Development and operating properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance at beginning of the period	(5,868.7)	(5,233.8)
Impairment reversal	16.7
Disposals	36.4
Depreciation, depletion and amortization	(703.9)	(634.9)
Balance at end of the period	(6,519.5)	(5,868.7)
Pre-development properties
Property, plant and equipment
Balance at beginning of the period	1,492.0
Balance at end of the period	1,570.2	1,492.0
Assets under construction	44.1	21.7
Assets not being depreciated	1,570.2	1,492.0
Exploration and evaluation expenses, capitalised	78.2	89.2
Exploration and evaluation expenses, expensed	61.1	68.5
Pre-development properties | Cost
Property, plant and equipment
Balance at beginning of the period	1,492.0	1,402.9
Additions	22.6	22.9
Capitalized interest	55.6	66.2
Balance at end of the period	1,570.2	1,492.0
Exploration and evaluation assets
Property, plant and equipment
Balance at beginning of the period	1,569.7
Capitalized interest	55.6	66.3
Balance at end of the period	1,661.8	1,569.7
Exploration and evaluation expenses, capitalised	92.1	93.4
Exploration and evaluation expenses, expensed	166.4	158.9
Total	$ 258.5	$ 252.3